Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) € in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2024 EUR (€) segment		Jun. 30, 2023 EUR (€)		Dec. 31, 2023 EUR (€)
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method		€ 315				€ 424
Number of operating segments | segment		2
Total
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method		€ 243	[1]	€ 241	[2]	262	[3]
Acquisitions of property, plant and equipment		950		782		1,719
Acquisitions of other intangible assets		936		148		1,305
Dupixent
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method		229	[1]	231	[2]	234	[3]
Acquisitions of property, plant and equipment		882		751		1,619
Acquisitions of other intangible assets		922		132		1,287
Opella
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	[2]			10
Acquisitions of property, plant and equipment				31
Acquisitions of other intangible assets				€ 16
Opella
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method		14	[1]			28	[3]
Acquisitions of property, plant and equipment		68				100
Acquisitions of other intangible assets		€ 14				€ 18

[1]	(a) Carrying amount at the end of the reporting period.
[2]	(a) Carrying amount at the end of the reporting period.
[3]	(a) Carrying amount at the end of the reporting period.